united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 1/31/20

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 89.6%
	LARGE-CAP INDEX FUNDS - 41.1%
10,447	iShares Core S&P 500 ETF	$ 3,376,888
23,591	iShares Edge MSCI U.S.A. Momentum Factor ETF	3,072,964
171,324	SPDR Portfolio S&P 500 Value ETF (a)	7,348,086
		13,797,938
	SECTOR FUNDS - 48.5%
94,633	iShares Edge MSCI International Quality Factor ETF (a)	3,000,812
32,067	Vanguard Healthcare ETF (a)	5,994,926
28,647	Vanguard Information Technology ETF (a)	7,281,495
		16,277,233

	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,205,525)	30,075,171

	MUTUAL FUND - 9.8%
	ASSET ALLOCATION - 9.8%
3,567,579	Navigator Sentry Managed Volatility Fund - Class I * #	3,282,173
	TOTAL MUTUAL FUND (Cost - $6,159,418)

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
182,056	Milestone Treasury Obligations Fund, Institutional Class, 1.36% +	182,056
	TOTAL SHORT-TERM INVESTMENTS (Cost - $182,056)

	COLLATERAL FOR SECURITIES LOANED- 14.9%
5,007,582	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 1.48% + (b)	5,007,582
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,007,582)

	TOTAL INVESTMENTS - 114.9% (Cost - $40,554,581)	$ 38,546,982
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9) %	(4,990,354)
	NET ASSETS - 100.0%	$ 33,556,628

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $12,278,459 at January 31, 2020.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $7,542,647.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares						Value
	CLOSED-END FUND - 4.9%
	DEBT FUND - 4.9%
215,290	BlackRock MuniYield Quality Fund III, Inc.					$ 3,024,824
	TOTAL CLOSED-END FUND (Cost $2,678,466)

Principal Amount ($)			Coupon Rate (%)		Maturity
	MUNICIPAL BONDS & NOTES - 46.4%
	CALIFORNIA - 9.8%
1,260,000	Mount San Antonio Community College District		0.000		8/1/2043	1,314,999
2,000,000	San Francisco City & County Airport Commission-San Francisco International Airport		5.000		5/1/2046	2,373,080
2,000,000	Simi Valley Unified School District		5.000		8/1/2044	2,447,850
						6,135,929
	COLORADO - 2.5%
1,500,000	Colorado Water Resources & Power Development Authority		5.900		9/1/2035	1,536,060

	GEORGIA - 1.9%
1,000,000	Gainesville & Hall County Hospital Authority		5.250		8/15/2049	1,171,175

	ILLINOIS - 4.1%
1,250,000	Metropolitan Pier & Exposition Authority		5.000		6/15/2050	1,503,150
1,000,000	State of Illinois		4.250		6/15/2030	1,027,320
						2,530,470
	MASSACHUSETTS - 2.1%
1,000,000	Massachusetts School Building Authority		5.000		2/15/2049	1,196,145
120,000	University of Massachusetts Building Authority		6.423		5/1/2029	120,451
						1,316,596
	NORTH CAROLINA - 2.4%
1,500,000	City of Winston-Salem NC Water & System Revenue		5.294		6/1/2034	1,517,490

	NEW YORK - 12.6%
500,000	City of New York NY		5.676		10/1/2034	501,500
500,000	City of New York NY		6.246		6/1/2035	507,043
1,000,000	Metropolitan Transportation Authority		5.000		11/15/2045	1,159,740
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue		5.000		2/1/2043	1,211,470
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue		5.000		8/1/2045	1,221,275
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue		6.267		8/1/2039	1,505,235
1,195,000	New York City Water & Sewer System		5.790		6/15/2041	1,213,481
500,000	New York City Water & Sewer System		6.282		6/15/2042	520,207
						7,839,951
	OREGON - 1.9%
1,000,000	University of Oregon		5.000		4/1/2046	1,186,225

	PENNSYLVANIA - 6.2%
1,000,000	Colonial School District		5.000		2/15/2038	1,225,745
2,170,000	Colonial School District		5.000		2/15/2044	2,629,487
						3,855,232
	WASHINGTON D.C. - 2.9%
1,500,000	Washington DC Metropolitan Area Transit Authority		5.000		7/1/2042	1,840,305

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $28,069,917)					28,929,433

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Contracts ^			Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
100	10-Year U. S. Treasury Note Futures		$ 130.00	March-20	$ 13,000,000	$ 176,562
200	10-Year U. S. Treasury Note Futures		134.00	March-20	26,800,000	21,875
	TOTAL OPTIONS PURCHASED (Cost - $84,375)					198,437
Principal Amount ($)			Coupon Rate (%)		Maturity

	U.S. TREASURY OBLIGATION - 2.4%
1,500,000	United States Treasury Bill		0.00		2/4/2020	1,499,943
	TOTAL U.S. TREASURY OBLIGATION (Cost - $1,499,813)

Shares
	SHORT-TERM INVESTMENTS - 47.4%
	MONEY MARKET FUND - 47.4%
29,585,889	Dreyfus Cash Management - Institutional Shares, 1.72% +					29,600,682
	TOTAL SHORT TERM INVESTMENTS (Cost - $29,596,520)

	TOTAL INVESTMENTS - 101.4% (Cost - $61,929,091)					$ 63,253,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %					(912,200)
	NET ASSETS - 100.0%					$ 62,341,119

* Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.

FUTURES CONTRACTS
Number of Short Contracts	Open Short Future Contracts	Expiration	Notional Value at January 31, 2020			Unrealized (Depreciation)
(276)	10-Year U.S. Treasury Note Futures	March-20	$ (36,337,056)			$ (482,083)
(9)	U.S. Treasury Long Bond Futures	March-20	(1,471,779)			(29,203)
	TOTAL FUTURES CONTRACTS					$ (511,286)

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 53.5%
	CALL OPTIONS PURCHASED - 19.0%
2,500	iPath Series B S&P 500 VIX Short-Term Futures ETN	$ 13.00	February-20	$ 3,250,000	$ 758,750
2,500	iPath Series B S&P 500 VIX Short-Term Futures ETN	13.50	February-20	3,375,000	643,750
6,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	15.00	February-20	9,000,000	1,041,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,270,215)				2,443,500

	PUT OPTIONS PURCHASED - 34.5%
500	S&P 500 Index	3,270.00	March-20	163,500,000	4,445,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,937,519)

	TOTAL OPTIONS PURCHASED (Cost - $3,207,734)				6,888,500

Shares
	SHORT-TERM INVESTMENTS - 81.5%
	MONEY MARKET FUND - 81.5%
51,974	General Government Securities Money Market Fund, Class B 0.61% +				51,974
10,431,333	Milestone Treasury Obligations Fund, Institutional Class, 1.36% +				10,431,333
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,483,307)				10,483,307

	TOTAL INVESTMENTS - 135.0% (Cost - $13,691,041)				$ 17,371,807
	SECURITY SOLD SHORT (Proceeds - $24,434) - (0.2) %				(29,160)
	OPTIONS WRITTEN (Premiums Received - $2,533,473) - (41.3) %				(5,313,155)
	OTHER ASSETS LESS LIABILITIES - 6.5%				840,204
	NET ASSETS - 100.0%				$ 12,869,696

	SECURITIES SOLD SHORT *- (0.2) %
	EXCHANGE-TRADED NOTE - (0.2) %
(1,800)	iPath S&P 500 VIX Short-Term Futures ETN				$ (29,160)
	(Proceeds $24,434)

Contracts ^
	OPTIONS WRITTEN * - (41.3) %
	CALL OPTIONS WRITTEN - (23.8) %
(4,982)	iPath Series B S&P 500 VIX Short-Term Futures ETN	12.50	February-20	(6,227,500)	(1,756,155)
(3,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	14.00	February-20	(4,200,000)	(705,000)
(3,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	14.50	February-20	(4,350,000)	(604,500)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,637,992)				(3,065,655)

	PUT OPTIONS WRITTEN - (17.5) %
(500)	S&P 500 Index	3,140.00	March-20	(157,000,000)	(2,247,500)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $895,481)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,533,473)				$ (5,313,155)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares							Value
		CLOSED-END FUND - 0.1%
		DEBT FUND - 0.1%
231,738		BlackRock MuniYield Quality Fund III, Inc.					$ 3,255,919
		TOTAL CLOSED-END FUND (Cost - $2,957,280)

		EXCHANGE TRADED FUNDS - 7.2%
		DEBT FUNDS - 7.2%
2,050,913		iShares iBoxx High Yield Corporate Bond ETF (a)					179,516,415
1,836,040		SPDR Bloomberg Barclays High Yield Bond ETF					200,201,802
		TOTAL EXCHANGE TRADED FUNDS (Cost - $380,162,389)					379,718,217

		MUTUAL FUNDS - 2.1%
		DEBT FUNDS - 2.1%
3,692,018		Navigator Duration Neutral Bond Fund - Class I #					37,695,501
7,295,971		Navigator Ultra Short Bond Fund - Class I #					73,105,635
		TOTAL MUTUAL FUNDS (Cost - $110,682,275)					110,801,136

Principal Amount ($)					Coupon Rate (%)	Maturity
		AGENCY BOND - 0.4%
		SOVEREIGN - 0.4%
10,000,000		Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **			1.689	9/17/2021	10,001,599
13,000,000		Federal National Mortgage Association, SOFT + 0.040% **			1.620	1/29/2021	12,999,342
		TOTAL AGENCY BOND (Cost - $22,993,576)					23,000,941

		CORPORATE BONDS - 71.0%
		ADVERTISING - 0.1%
1,000,000		Lamar Media Corp.			5.000	5/1/2023	1,021,240
100,000		Outfront Media Capital LLC / Outfront Media Capital Corp. - 144A			4.625	3/15/2030	103,185
600,000		Outfront Media Capital LLC / Outfront Media Capital Corp.			5.625	2/15/2024	613,641
1,000,000		Terrier Media Buyer, Inc. - 144A			8.875	12/15/2027	1,032,500
							2,770,566
		AEROSPACE/DEFENSE - 2.0%
1,500,000		Arconic, Inc.			5.400	4/15/2021	1,543,402
1,128,000		Arconic, Inc.			6.150	8/15/2020	1,148,890
10,000,000		Boeing, Co.			2.300	8/1/2021	10,064,789
700,000		Bombardier, Inc. - 144A			6.000	10/15/2022	687,750
500,000		Bombardier, Inc. - 144A			6.125	1/15/2023	494,507
500,000		Bombardier, Inc. - 144A			7.500	12/1/2024	486,667
900,000		Bombardier, Inc. - 144A			7.500	3/15/2025	867,375
900,000		Bombardier, Inc. - 144A			7.875	4/15/2027	854,977
26,094,000		General Dynamics Corp., 3 mo. LIBOR + 0.290% **			2.191	5/11/2020	26,118,434
4,600,000		L3Harris Technologies, Inc., 3 mo. LIBOR + 0.480% **			2.415	4/30/2020	4,602,838
3,075,000		L3Harris Technologies, Inc. - 144A			4.950	2/15/2021	3,145,160
1,000,000		Moog, Inc. - 144A			4.250	12/15/2027	1,027,650
1,000,000		Signature Aviation U.S. Holdings, Inc. - 144A			4.000	3/1/2028	990,918
13,355,000		Spirit Aerosystems, Inc., 3 mo. LIBOR + 0.800% **			2.694	6/15/2021	13,269,510
500,000		SSL Robotics LLC - 144A			9.750	12/31/2023	550,000
3,300,000		TransDigm, Inc. - 144A			5.500	11/15/2027	3,326,400
3,100,000		TransDigm, Inc. - 144A			6.250	3/15/2026	3,349,159
1,200,000		TransDigm U.K. Holdings PLC			6.875	5/15/2026	1,281,417
1,500,000		Triumph Group, Inc. - 144A			6.250	9/15/2024	1,550,303
29,233,000		United Technologies Corp., 3 mo. LIBOR + 0.650% **			2.554	8/16/2021	29,238,738
							104,598,884
		AGRICULTURE - 0.1%
5,640,000		Philip Morris International, Inc., 3 mo. LIBOR + 0.420% **			2.315	2/21/2020	5,640,950

		AIRLINES - 1.0%
50,172,000		Deltra Air Lines, Inc.			2.875	3/13/2020	50,239,294

		APPAREL - 0.0%
700,000		Hanesbrands, Inc. - 144A			4.625	5/15/2024	734,710
800,000		Hanesbrands, Inc. - 144A			4.875	5/15/2026	844,480
							1,579,190
		AUTO MANUFACTURERS - 5.7%
700,000		Allison Transmission, Inc. - 144A (a)			5.000	10/1/2024	714,882
27,500,000		American Honda Finance Corp., 3 mo. LIBOR + 0.350% ** (a)			2.238	6/11/2021	27,599,979
30,000,000		American Honda Finance Corp., 3 mo. LIBOR + 0.450% **			2.360	2/15/2022	30,165,851
33,400,000		BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **			2.258	4/12/2021	33,478,379
9,750,000		BMW US Capital LLC, 3 mo. LIBOR + 0.500% - 144A **			2.401	8/13/2021	9,793,749
44,035,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **			2.810	2/15/2022	44,526,921
15,660,000		General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **			2.778	4/13/2020	15,685,454
20,971,000		General Motors Financial Co., Inc.			3.200	7/13/2020	21,063,720
7,126,000		Hyundai Capital America, 3 mo. LIBOR + 0.940% - 144A **			2.812	7/8/2021	7,148,980
1,500,000		Navistar International Corp. - 144A			6.625	11/1/2025	1,571,873
1,100,000		Tesla, Inc. - 144A			5.300	8/15/2025	1,113,761
70,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.290% **			2.164	10/7/2021	70,193,933
18,049,000		Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **			2.675	11/13/2020	18,132,559
17,500,000		Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% -144A **			2.795	9/24/2021	17,653,328
							298,843,369

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		AUTO PARTS & EQUIPMENT - 0.1%
1,100,000		Adient US LLC - 144A			7.000	5/15/2026	$ 1,206,563
1,200,000		American Axle & Manufacturing, Inc.			6.250	4/1/2025	1,228,914
250,000		Dana, Inc.			5.375	11/15/2027	258,438
1,000,000		Goodyear Tire & Rubber Co. (a)			4.875	3/15/2027	1,031,850
1,700,000		Panter BF Aggregator 2 LP / Panter Finance Co., Inc. - 144A			8.500	5/15/2027	1,830,645
							5,556,410
		BANKS - 22.0%
35,875,000		Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% - 144A **			2.364	5/17/2021	36,043,852
12,000,000		BNZ International Funding Ltd. - 144A (a)			2.750	3/2/2021	12,138,494
5,000,000		Bank of America Corp., 3 mo. LIBOR + 0.660% **			2.479	7/21/2021	5,013,677
100,000,000		Bank of America NA, 3 mo. LIBOR + 0.320% **			2.114	7/26/2021	100,081,058
20,000,000		Bank of Montreal, 3 mo. LIBOR + 0.400% ** (a)			2.291	9/10/2021	20,079,366
20,000,000		Bank of New York Mellon, 3 mo. LIBOR + 0.280% **			2.180	6/4/2021	20,020,448
25,000,000		Bank of New York Mellon Corp., 3 mo. LIBOR + 0.870% **			2.774	8/17/2020	25,121,266
25,000,000		Bank of Nova Scotia, 3 mo. LIBOR + 0.290% **			2.162	1/8/2021	25,044,110
700,000		CIT Group, Inc.			5.000	8/1/2023	752,209
10,000,000		Citibank NA, 3 mo. LIBOR + 0.300% **			2.119	10/20/2020	10,018,631
61,285,000		Citibank NA, SOFR + 0.600% **			2.130	3/13/2021	61,361,468
9,060,000		Citibank NA, 3 mo. LIBOR + 0.350% **			2.251	2/12/2021	9,082,914
27,696,000		Citibank NA, 3 mo. LIBOR + 0.570% **			2.376	7/23/2021	27,877,414
20,000,000		Citigroup, Inc., 3 mo. LIBOR + 1.380% **			3.341	3/30/2021	20,299,229
14,860,000		Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% ** (a)			2.629	2/14/2022	14,980,552
15,000,000		Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A **			2.267	6/25/2020	15,018,608
45,000,000		Credit Suisse AG/ New York NY, SOFT + 0.450% **			0.000	2/4/2022	45,026,903
6,060,000		DNB Bank ASA, 3 mo. LIBOR + 1.070% - 144A **			2.977	6/2/2021	6,131,790
1,100,000		Deutsche Bank AG			4.296	5/24/2028	1,091,529
877,000		Freedom Mortgage Corp. - 144A			8.250	4/15/2025	871,510
10,681,000		Goldman Sachs Bank USA/ New York NY, SOFT + 0.600% - 144A**			2.153	5/24/2021	10,691,792
10,000,000		Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.170% **			3.080	11/15/2021	10,081,631
1,200,000		Intesa Sanpaolo SpA - 144A			5.017	6/26/2024	1,275,076
17,500,000		JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **			2.985	6/7/2021	17,713,128
41,313,000		JPMorgan Chase & Co., 3 mo. LIBOR + 0.680% **			2.587	6/1/2021	41,400,537
20,000,000		JPMorgan Chase Bank NA, SOFR + 0.610% **			2.190	2/19/2021	20,001,773
13,459,000		JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **			2.199	2/1/2021	13,459,000
25,000,000		Macquarie Bank Ltd, 3 mo. LIBOR + 0.450% - 144A **			2.358	8/6/2021	25,025,382
35,000,000		Morgan Stanley, 3 mo. LIBOR + 0.700% **			2.232	1/20/2023	35,092,378
103,242,000		Morgan Stanley, 3 mo. LIBOR + 0.550% **			2.451	2/10/2021	103,254,173
32,310,000		PNC Bank NA, 3 mo. LIBOR + 0.310% **			2.201	6/10/2021	32,348,596
15,460,000		PNC Bank NA, 3 mo. LIBOR + 0.350% **			2.237	3/12/2021	15,470,128
13,750,000		Regions Bank/Birmingham AL, 3 mo. LIBOR + 0.500% **			2.405	8/13/2021	13,774,936
25,000,000		Royal Bank of Canada, 3 mo. LIBOR + 0.390% **			2.325	4/30/2021	25,099,924
25,000,000		State Street Corp., 3 mo. LIBOR + 0.900% **			2.804	8/18/2020	25,130,943
30,000,000		Synchrony Bank, 3 mo. LIBOR + 0.625% **			2.585	3/30/2020	30,027,509
5,000,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.270% **			2.170	3/17/2021	5,011,808
57,750,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **			2.700	7/30/2021	57,836,224
4,000,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.900% **			2.748	7/13/2021	4,045,860
75,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.180% **			1.999	1/21/2022	75,102,239
15,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **			2.114	4/26/2021	15,053,930
7,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.290% **			2.185	5/21/2021	7,005,203
50,000,000		Wells Fargo & Co., 3 mo. LIBOR + 1.340% **			3.240	3/4/2021	50,668,651
50,000,000		Wells Fargo Bank NA, 3 mo. LIBOR + 0.380% **			2.275	5/21/2021	50,052,490
7,385,000		Westpac Banking Corp., 3 mo. LIBOR + 0.340% **			2.135	1/25/2021	7,403,013
5,000,000		Westpac Banking Corp., 3 mo. LIBOR + 0.280% **			2.190	5/15/2020	5,004,482
							1,153,085,834
		BEVERAGES - 0.3%
14,361,000		Diageo Capital PLC, 3 mo. LIBOR + 0.240% **			2.144	5/18/2020	14,372,766

		BUILDING MATERIALS - 0.1%
3,250,000		Griffon Corp.			5.250	3/1/2022	3,254,462
600,000		Standard Industries, Inc. - 144A			5.000	2/15/2027	626,893
1,200,000		Standard Industries, Inc. - 144A			5.500	2/15/2023	1,220,988
							5,102,343
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		CHEMICALS - 0.8%
57,000		Ashland LLC			4.750	8/15/2022	$ 60,061
700,000		Blue Cube Spinco LLC			10.000	10/15/2025	765,811
1,200,000		CF Industries, Inc.			3.450	6/1/2023	1,235,988
1,300,000		Chemours Co. (a)			7.000	5/15/2025	1,246,811
20,000,000		Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3 mo. LIBOR + 0.750% - 144A **			2.659	5/1/2020	20,030,149
15,164,000		DuPont de Nemours, Inc., 3 mo. LIBOR + 0.710% **			2.620	11/15/2020	15,242,768
1,100,000		NOVA Chemicals Corp. - 144A			4.875	6/1/2024	1,118,794
1,000,000		NOVA Chemicals Corp. - 144A			5.250	8/1/2023	1,014,990
1,300,000		OCI NV - 144A			5.250	11/1/2024	1,345,500
900,000		Olin Corp.			5.625	8/1/2029	951,165
							43,012,037
		COMMERICAL SERVICES - 0.9%
500,000		Allied Universal Holdco LLC / Allied Universal Financial Corp. - 144A			9.750	7/15/2027	534,911
23,153,000		Block Financial LLC			4.125	10/1/2020	23,423,036
1,500,000		Capital Investment Merger Sub 2 LLC - 144A			10.000	8/1/2024	1,562,498
1,552,000		GW B-CR Security Corp. - 144A			9.500	11/1/2027	1,659,631
1,000,000		Garda World Security Corp. - 144A (a)			4.625	2/15/2027	992,350
1,000,000		Herc Holdings, Inc. - 144A			5.500	7/15/2027	1,047,225
700,000		Hertz Corp. - 144A			5.500	10/15/2024	711,665
3,000,000		Hertz Corp. - 144A			6.000	1/15/2028	3,031,800
800,000		Jaguar Holding Co. II / Pharmaceutical Product Development LLC - 144A			6.375	8/1/2023	823,992
1,500,000		Korn Ferry - 144A			4.625	12/15/2027	1,509,525
900,000		MPH Acquisition Holdings LLC - 144A (a)			7.125	6/1/2024	873,999
1,200,000		Nielsen Finance LLC / Nielsen Finance Co.			4.500	10/1/2020	1,201,395
1,000,000		Nielsen Finance LLC / Nielsen Finance Co. - 144A			5.000	4/15/2022	1,003,030
1,000,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			5.750	4/15/2026	1,056,874
500,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			6.250	1/15/2028	495,125
700,000		Refinitiv US Holdings, Inc. - 144A			6.250	5/15/2026	758,205
1,400,000		Refinitiv US Holdings, Inc. - 144A			8.250	11/15/2026	1,561,910
1,200,000		Service Corp International/US			5.375	5/15/2024	1,232,127
1,000,000		United Rentals North America, Inc.			3.875	11/15/2027	1,011,850
1,523,000		United Rentals North America, Inc.			4.875	1/15/2028	1,590,545
600,000		United Rentals North America, Inc.			5.500	5/15/2027	638,895
500,000		United Rentals North America, Inc.			6.500	12/15/2026	544,050
700,000		Verscend Escrow Corp. - 144A			9.750	8/15/2026	763,018
							48,027,656
		COMPUTERS - 1.3%
800,000		Banff Merger Sub, Inc. - 144A			9.750	9/1/2026	822,860
1,058,000		Dell International LLC / EMC Corp. - 144A			5.875	6/15/2021	1,069,903
800,000		EMC Corp. (a)			3.375	6/1/2023	813,224
1,500,000		Exela Intermediate LLC / Exela Finance, Inc. - 144A			10.000	7/15/2023	581,250
1,500,000		Harland Clarke Holdings Corp. - 144A			8.375	8/15/2022	1,308,318
10,500,000		Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **			2.567	3/12/2021	10,551,056
10,000,000		HP, Inc.			4.300	6/1/2021	10,317,740
40,000,000		International Business Machines Corp., 3 mo. LIBOR + 0.400% **			2.305	5/13/2021	40,208,554
500,000		MTS Systems Corp. - 144A			5.750	8/15/2027	526,424
400,000		NCR Corp.			6.375	12/15/2023	410,946
1,000,000		Tempo Acquisition LLC / Tempo Acquisition Finance Corp. - 144A			6.750	6/1/2025	1,037,490
1,300,000		Western Digital Corp.			4.750	2/15/2026	1,390,188
							69,037,953
		COSMETICS/PERSONAL CARE - 0.0%
1,000,000		Avon International Capital PLC - 144A			6.500	8/15/2022	1,037,812
800,000		Edgewell Personal Care Co.			4.700	5/19/2021	817,800
							1,855,612
		DISTRIBUTION/WHOLESALE - 0.2%
4,000,000		American Builders & Contractors Supply Co., Inc. - 144A			4.000	1/15/2028	4,040,360
1,100,000		Performance Food Group, Inc. - 144A			5.500	10/15/2027	1,160,528
2,500,000		Wolverine Escrow LLC - 144A			8.500	11/15/2024	2,576,037
2,500,000		Wolverine Escrow LLC - 144A			9.000	11/15/2026	2,601,287
2,000,000		Wolverine Escrow LLC - 144A (a)			13.125	11/15/2027	2,065,000
							12,443,212

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,000,000		AG Issuer LLC - 144A			6.250	3/1/2028	$ 1,000,000
8,474,000		Air Lease Corp., 3 mo. LIBOR + 0.670% **			2.576	6/3/2021	8,513,858
1,000,000		Alliance Data Systems Corp. - 144A			4.750	12/15/2024	999,550
800,000		Ally Financial, Inc.			3.875	5/21/2024	845,332
800,000		Ally Financial, Inc.			5.750	11/20/2025	911,368
8,000,000		American Express Co., 3 mo. LIBOR + 0.330% **			2.266	10/30/2020	8,012,426
20,000,000		American Express Co., 3 mo. LIBOR + 0.600% **			2.491	11/5/2021	20,139,169
23,385,000		American Express Co., 3 mo. LIBOR + 0.525% **			2.429	5/17/2021	23,489,375
13,012,000		Capital One Financial Corp.			2.500	5/12/2020	13,029,211
2,000,000		Navient Corp.			5.000	3/15/2027	2,000,000
1,000,000		Navient Corp.			6.125	3/25/2024	1,067,810
800,000		Navient Corp.			7.250	9/25/2023	885,992
1,100,000		Quicken Loans, Inc. - 144A			5.250	1/15/2028	1,141,055
2,500,000		Springleaf Finance Corp.			5.375	11/15/2029	2,604,375
1,600,000		Springleaf Finance Corp.			6.125	3/15/2024	1,739,984
900,000		Springleaf Finance Corp.			6.875	3/15/2025	1,016,991
900,000		Springleaf Finance Corp.			7.125	3/15/2026	1,034,302
20,738,000		TD Ameritrade Holding Corp., 3 mo. LIBOR + 0.430% **			2.339	11/1/2021	20,812,502
							109,243,300
		ELECTRIC - 2.1%
800,000		AES Corp.			4.000	3/15/2021	811,200
1,500,000		Calpine Corp. - 144A			4.500	2/15/2028	1,494,375
500,000		Calpine Corp. - 144A			5.125	3/15/2028	497,813
700,000		Calpine Corp. - 144A			5.250	6/1/2026	724,446
900,000		Calpine Corp. (a)			5.750	1/15/2025	927,468
4,584,000		Mississippi Power Co., 3 mo. LIBOR + 0.650% **			2.597	3/27/2020	4,586,607
1,100,000		NRG Energy, Inc. - 144A			5.250	6/15/2029	1,187,450
600,000		NRG Energy, Inc.			5.750	1/15/2028	646,890
700,000		NRG Energy, Inc.			7.250	5/15/2026	759,059
20,000,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.450% **			2.382	5/4/2021	20,042,319
4,000,000		NextEra Energy Operating Partners LP - 144A			3.875	10/15/2026	4,047,496
700,000		NextEra Energy Operating Partners LP - 144A			4.250	7/15/2024	731,364
400,000		NextEra Energy Operating Partners LP - 144A			4.500	9/15/2027	418,071
34,743,000		Sempra Energy, 3 mo. LIBOR + 0.500% **			2.331	1/15/2021	34,749,668
21,550,000		Sempra Energy, 3 mo. LIBOR + 0.450% **			2.344	3/15/2021	21,583,857
12,493,000		Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **			2.458	12/20/2020	12,497,789
700,000		Vistra Energy Corp.			5.875	6/1/2023	714,007
1,000,000		Vistra Operations Co. LLC - 144A			5.000	7/31/2027	1,031,850
1,100,000		Vistra Operations Co. LLC - 144A			5.625	2/15/2027	1,146,035
							108,597,764
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
1,500,000		EnerSys - 144A			4.375	12/15/2027	1,500,000
5,750,000		Molex Electronic Technologies LLC - 144A			2.878	4/15/2020	5,755,892
							7,255,892
		ELECTRONICS - 0.2%
5,610,000		Avnet, Inc.			5.875	6/15/2020	5,683,364
2,000,000		Sensata Technologies, Inc. - 144A			4.375	2/15/2030	2,032,150
500,000		Sensata Technologies BV - 144A			4.875	10/15/2023	533,745
							8,249,259
		ENERGY-ALTERNATE SOURCES - 0.0%
900,000		TerraForm Power Operating LLC - 144A			4.750	1/15/2030	950,049

		ENGINEERING & CONSTRUCTION - 0.0%
1,200,000		AECOM			5.125	3/15/2027	1,284,177
300,000		Brand Industrial Services, Inc. - 144A			8.500	7/15/2025	301,458
							1,585,635

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		ENTERTAINMENT - 0.2%
800,000		AMC Entertainment Holdings, Inc. (a)			6.125	5/15/2027	$ 682,020
1,200,000		Caesars Resort Collection LLC / CRC Finco, Inc. - 144A			5.250	10/15/2025	1,220,880
500,000		Cedar Fair LP - 144A			5.250	7/15/2029	528,425
400,000		Eldorado Resorts, Inc.			6.000	9/15/2026	439,250
700,000		International Game Technology PLC - 144A			6.250	1/15/2027	787,045
500,000		International Game Technology PLC - 144A			6.500	2/15/2025	564,995
800,000		Lions Gate Capital Holdings LLC - 144A			6.375	2/1/2024	805,992
2,000,000		Live Nation Entertainment, Inc. - 144A			4.750	10/15/2027	2,061,300
1,000,000		Scientific Games International, Inc. - 144A			7.000	5/15/2028	1,057,140
1,000,000		Scientific Games International, Inc. - 144A			7.250	11/15/2029	1,074,350
600,000		Scientific Games International, Inc. - 144A			8.250	3/15/2026	652,124
500,000		Stars Group Holdings BV / Stars Group US Co-Borrower LLC - 144A			7.000	7/15/2026	544,050
							10,417,571
		ENVIRONMENTAL CONTROL - 0.0%
500,000		GFL Environment, Inc. - 144A			5.125	12/15/2026	516,175
500,000		GFL Environment, Inc. - 144A			7.000	6/1/2026	522,524
750,000		GFL Environment, Inc. - 144A			8.500	5/1/2027	818,888
							1,857,587
		FOOD - 2.8%
100,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			3.500	2/15/2023	102,018
2,500,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			4.625	1/15/2027	2,539,325
100,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			4.875	2/15/2030	102,898
1,147,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC			5.750	3/15/2025	1,190,511
2,000,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			5.875	2/15/2028	2,138,700
500,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC			6.625	6/15/2024	521,245
1,000,000		B&G Foods, Inc. (a)			5.250	9/15/2027	998,750
15,000,000		Campbell Soup Co., 3 mo. LIBOR + 0.630% **			2.394	3/16/2020	15,003,821
7,206,000		Campbell Soup Co., 3 mo. LIBOR + 0.500% **			2.524	3/15/2021	7,236,600
40,175,000		General Mills, Inc., 3 mo. LIBOR + 0.540% **			2.383	4/16/2021	40,381,287
10,000,000		Ingredion, Inc.			4.625	11/1/2020	10,192,792
900,000		JBS USA LUX SA / JBS USA Finance, Inc. - 144A			5.750	6/15/2025	934,574
1,300,000		JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A			5.500	1/15/2030	1,406,405
900,000		JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A			6.500	4/15/2029	1,009,665
10,000,000		Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **			2.471	2/10/2021	10,019,456
1,334,000		Kraft Heinz Foods Co.			2.800	7/2/2020	1,336,724
1,700,000		Lamb Weston Holdings, Inc. - 144A			4.625	11/1/2024	1,788,545
22,423,000		Mondelez International, Inc.			3.000	5/7/2020	22,486,285
5,230,000		Mondelez International, Inc.			5.375	2/10/2020	5,232,838
1,800,000		Pilgrim's Pride Corp. - 144A			5.875	9/30/2027	1,912,590
1,000,000		Post Holdings, Inc. - 144A			5.000	8/15/2026	1,034,350
1,500,000		Post Holdings, Inc. - 144A			5.500	12/15/2029	1,590,750
500,000		Post Holdings, Inc. - 144A			5.625	1/15/2028	529,675
16,885,000		Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **			2.345	8/21/2020	16,909,159
							146,598,963
		FOOD SERVICE - 0.0%
700,000		Aramark Services, Inc. - 144A			5.000	2/1/2028	734,545

		FOREST PRODUCTS & PAPER - 0.1%
6,624,000		International Paper Co.			7.500	8/15/2021	7,210,849

		GAS - 0.0%
900,000		AmeriGas Partners LP / AmeriGas Finance Corp.			5.500	5/20/2025	965,241

		HEALTHCARE-PRODUCTS - 0.4%
1,100,000		Avantor, Inc. - 144A			6.000	10/1/2024	1,171,044
1,000,000		Avantor, Inc. - 144A			9.000	10/1/2025	1,107,285
600,000		Hologic, Inc.- 144A			4.375	10/15/2025	612,249
16,105,000		Medtronic, Inc., 3 mo. LIBOR + 0.800% **			2.694	3/15/2020	16,121,693
162,000		Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A			6.625	5/15/2022	161,796
1,000,000		Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A			7.250	2/1/2028	1,020,130
							20,194,197

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		HEALTHCARE-SERVICES - 0.9%
1,800,000		CHS/Community Health Systems, Inc.			5.125	8/1/2021	$ 1,805,490
2,000,000		CHS/Community Health Systems, Inc.			6.250	3/31/2023	2,045,000
1,700,000		CHS/Community Health Systems, Inc. - 144A			8.625	1/15/2024	1,810,483
750,000		Catalent Pharma Solutions, Inc. - 144A			5.000	7/15/2027	790,875
2,000,000		Centene Corp. - 144A			4.250	12/15/2027	2,088,700
2,000,000		Centene Corp. - 144A			4.625	12/15/2029	2,153,500
913,000		Centene Corp.			4.750	1/15/2025	944,193
1,000,000		Centene Corp. - 144A			4.750	1/15/2025	1,034,165
400,000		Centene Corp. - 144A			5.375	8/15/2026	426,500
1,100,000		Centene Corp. - 144A			5.375	6/1/2026	1,172,160
1,200,000		Centene Corp.			6.125	2/15/2024	1,240,500
1,000,000		Charles River Laboratories International, Inc. - 144A			4.250	5/1/2028	1,016,430
900,000		DaVita, Inc. (a)			5.000	5/1/2025	923,594
800,000		DaVita, Inc.			5.125	7/15/2024	819,668
816,000		Encompass Health Corp.			5.750	11/1/2024	827,681
1,100,000		Envision Healthcare Corp. - 144A			8.750	10/15/2026	666,432
1,400,000		HCA, Inc.			5.375	2/1/2025	1,567,559
1,400,000		HCA, Inc.			5.625	9/1/2028	1,624,840
1,000,000		HCA, Inc.			5.875	5/1/2023	1,101,385
800,000		HCA, Inc.			5.875	2/15/2026	920,480
1,100,000		HCA, Inc.			7.500	2/15/2022	1,209,417
700,000		MEDNAX, Inc. - 144A			6.250	1/15/2027	714,893
137,000		Molina Healthcare, Inc.			5.375	11/15/2022	145,306
5,000,000		NYU Langone Hospitals			3.380	7/1/2055	5,142,359
2,000,000		Radiology Partners, Inc. - 144A			9.250	2/1/2028	2,085,000
700,000		RegionalCare Hospital Partners Holdings, Inc. - 144A			8.250	5/1/2023	735,648
800,000		RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. - 144A			9.750	12/1/2026	895,020
1,000,000		Select Medical Corp. - 144A			6.250	8/15/2026	1,080,665
600,000		Tenet Healthcare Corp.			4.625	7/15/2024	616,251
1,000,000		Tenet Healthcare Corp. - 144A			4.625	9/1/2024	1,031,250
3,000,000		Tenet Healthcare Corp. - 144A			4.875	1/1/2026	3,114,375
900,000		Tenet Healthcare Corp.			5.125	5/1/2025	918,000
1,000,000		Tenet Healthcare Corp. - 144A			5.125	11/1/2027	1,053,750
900,000		Tenet Healthcare Corp. - 144A			6.250	2/1/2027	952,965
900,000		Tenet Healthcare Corp.			6.750	6/15/2023	976,127
1,200,000		Tenet Healthcare Corp.			8.125	4/1/2022	1,313,184
							46,963,845
		HOME BUILDERS - 0.5%
1,500,000		Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. - 144A (a)			6.250	9/15/2027	1,607,775
7,881,000		DR Horton, Inc.			2.550	12/1/2020	7,927,755
1,000,000		KB Home			4.800	11/15/2029	1,040,000
2,300,000		Lennar Corp.			4.750	4/1/2021	2,358,811
700,000		Lennar Corp.			4.750	11/29/2027	776,545
500,000		Mattamy Grouo Corp. - 144A			5.250	12/15/2027	523,750
900,000		PulteGroup, Inc.			5.000	1/15/2027	996,590
1,000,000		Taylor Morrison Communities, Inc. - 144A			5.750	1/15/2028	1,097,848
5,000,000		Toll Brothers Finance Corp. (a)			3.800	11/1/2029	5,037,625
2,000,000		William Lyon Homes, Inc. - 144A			6.625	7/15/2027	2,165,695
							23,532,394
		HOUSEHOLD PRODUCTS/WARES - 0.1%
2,000,000		Spectrum Brands, Inc. - 144A (a)			5.000	10/1/2029	2,084,005

		HOUSEWARES - 0.0%
2,000,000		Scotts Miracle-Gro Co. - 144A			4.500	10/15/2029	2,072,550

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		INSURANCE - 6.3%
600,000		Acrisure LLC / Acrisure Finance, Inc. - 144A			7.000	11/15/2025	$ 589,494
1,500,000		Acrisure LLC / Acrisure Finance, Inc. - 144A			8.125	2/15/2024	1,605,938
15,240,000		Allstate Corp., 3 mo. LIBOR + 0.430% **			2.391	3/29/2021	15,289,891
1,500,000		Genworth Holdings, Inc. (a)			7.625	9/24/2021	1,585,875
713,000		HUB International Ltd. - 144A			7.000	5/1/2026	741,538
98,250,000		Jackson National Life Global Funding, SOFR + 0.500% - 144A **			2.030	5/27/2021	98,326,550
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.150% - 144A **			1.981	1/7/2022	25,007,046
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **			2.025	3/4/2021	24,996,470
73,500,000		MET Tower Global Funding, SOFT + 0.550% - 144A**			2.099	1/17/2023	73,638,239
35,000,000		Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **			2.030	5/28/2021	35,105,450
14,500,000		Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **			2.112	1/13/2023	14,557,358
40,000,000		New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **			2.099	1/21/2022	40,141,468
							331,585,317
		INTERNET - 0.2%
1,000,000		Netflix, Inc.			4.875	4/15/2028	1,072,525
650,000		Netflix, Inc. - 144A			4.875	6/15/2030	679,234
250,000		Netflix, Inc. - 144A (a)			5.375	11/15/2029	272,573
500,000		Netflix, Inc.			5.500	2/15/2022	529,425
863,000		Netflix, Inc.			5.875	2/15/2025	969,438
1,200,000		Netflix, Inc.			5.875	11/15/2028	1,353,600
900,000		NortonLifeLock, Inc. - 144A			5.000	4/15/2025	919,336
2,000,000		Twitter, Inc. - 144A			3.875	12/15/2027	2,007,500
1,000,000		Uber Technologies, Inc. - 144A			7.500	9/15/2027	1,057,215
1,700,000		Uber Technologies, Inc. - 144A			8.000	11/1/2026	1,812,672
600,000		VeriSign, Inc.			4.625	5/1/2023	607,659
1,100,000		Zayo Group LLC / Zayo Capital, Inc. - 144A			5.750	1/15/2027	1,126,397
							12,407,574
		INVESTMENT COMPANIES - 0.1%
1,750,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A			5.250	5/15/2027	1,760,955
1,023,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			5.875	2/1/2022	1,023,000
800,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			6.250	2/1/2022	815,424
300,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			6.750	2/1/2024	312,124
							3,911,503
		IRON/STEEL - 0.2%
100,000		Allegheny Technologies, Inc.			5.875	12/1/2027	102,035
1,600,000		Cleveland-Cliffs, Inc. - 144A			5.875	6/1/2027	1,478,960
2,000,000		Infrabuild Australia Pty Ltd. - 144A			12.000	10/1/2024	2,034,170
500,000		Steel Dynamics, Inc.			5.250	4/15/2023	508,153
10,000,000		United States Steel Corp. (a)			6.250	3/15/2026	8,462,300
							12,585,618
		LEISURE TIME - 0.1%
2,000,000		NCL Corp. Ltd. - 144A			3.625	12/15/2024	1,990,000
1,500,000		Viking Cruises Ltd. - 144A			5.875	9/15/2027	1,540,350
							3,530,350
		LODGING - 0.5%
1,000,000		Boyd Gaming Corp. - 144A			4.750	12/1/2027	1,024,350
800,000		Hilton Domestic Operating Co., Inc.			4.250	9/1/2024	814,332
1,000,000		Hilton Domestic Operating Co., Inc.			4.875	1/15/2030	1,059,822
800,000		Hilton Domestic Operating Co., Inc.			5.125	5/1/2026	840,038
600,000		MGM Resorts International			5.500	4/15/2027	661,110
600,000		MGM Resorts International			5.750	6/15/2025	670,386
800,000		MGM Resorts International			6.000	3/15/2023	879,428
14,640,000		Marriott International, Inc., 3 mo. LIBOR + 0.650% **			2.535	3/8/2021	14,705,496
1,500,000		Marriott Ownership Resorts, Inc. - 144A			4.750	1/15/2028	1,538,021
100,000		Station Casinos LLC - 144A			4.500	2/15/2028	100,096
1,000,000		Wyndham Destinations, Inc.			4.250	3/1/2022	1,026,243
1,000,000		Wyndham Destinations, Inc. - 144A			4.625	3/1/2030	1,028,125
1,700,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A			5.500	3/1/2025	1,776,483
							26,123,930
		MACHINERY - CONSTRUCTION & MINING - 1.2%
30,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.200% **			1.884	11/12/2021	30,055,003
34,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **			2.294	5/17/2021	34,125,315
							64,180,318
		MACHINERY-DIVERSIFIED - 0.3%
3,500,000		Briggs & Stratton Corp. (a)			6.875	12/15/2020	3,370,150
10,500,000		John Deere Capital Corp., 3 mo. LIBOR + 0.400% **			2.285	6/7/2021	10,538,854
							13,909,004

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		MEDIA - 1.5%
800,000		AMC Networks, Inc.			4.750	12/15/2022	$ 806,224
2,000,000		Altice Financing SA - 144A			5.000	1/15/2028	1,968,020
850,000		Altice Financing SA - 144A			6.625	2/15/2023	866,647
1,500,000		Altice Financing SA - 144A			7.500	5/15/2026	1,605,825
600,000		Altice Luxembourg SA - 144A			7.625	2/15/2025	625,320
600,000		Altice Luxembourg SA - 144A			10.500	5/15/2027	694,890
1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.750	3/1/2030	1,544,962
1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.000	2/1/2028	1,572,150
1,900,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.125	5/1/2027	1,989,110
1,600,000		CCO Holdings LLC / CCO Holdings Capital Corp.			5.250	9/30/2022	1,618,848
1,300,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.375	6/1/2029	1,393,405
1,044,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.500	5/1/2026	1,093,404
2,200,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.750	2/15/2026	2,312,618
700,000		CSC Holdings LLC - 144A			5.500	4/15/2027	744,170
1,000,000		CSC Holdings LLC - 144A			5.500	5/15/2026	1,050,028
1,500,000		CSC Holdings LLC - 144A			5.750	1/15/2030	1,614,405
1,500,000		CSC Holdings LLC - 144A			6.500	2/1/2029	1,669,463
900,000		CSC Holdings LLC - 144A			7.500	4/1/2028	1,026,020
1,100,000		CSC Holdings LLC - 144A			10.875	10/15/2025	1,220,533
1,200,000		Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A			7.500	4/1/2028	1,368,027
1,000,000		Clear Channel Worldwide Holdings, Inc. - 144A			5.125	8/15/2027	1,031,850
952,000		Clear Channel Worldwide Holdings, Inc. - 144A			9.250	2/15/2024	1,038,475
600,000		DISH DBS Corp.			5.000	3/15/2023	610,506
1,400,000		DISH DBS Corp.			5.875	7/15/2022	1,472,492
1,200,000		DISH DBS Corp.			5.875	11/15/2024	1,216,818
800,000		DISH DBS Corp.			6.750	6/1/2021	840,456
1,300,000		DISH DBS Corp.			7.750	7/1/2026	1,367,405
3,000,000		Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A			5.375	8/15/2026	2,993,928
600,000		Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A (a)			6.625	8/15/2027	562,110
500,000		iHeart Communications, Inc. - 144A			5.250	8/15/2027	522,175
800,000		iHeart Communications, Inc. (a)			8.375	5/1/2027	871,472
1,500,000		LCPR Senior Secured Financing DAC - 144A			6.750	10/15/2027	1,589,085
1,100,000		Meredith Corp.			6.875	2/1/2026	1,135,148
21,600,000		NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.300% - 144A **			2.309	4/1/2021	21,691,649
1,000,000		Nexstar Broadcasting, Inc. - 144A			5.625	7/15/2027	1,053,620
2,000,000		Scripps Escrow, Inc. - 144A			5.875	7/15/2027	2,103,700
600,000		Sinclair Television Group, Inc. - 144A			5.625	8/1/2024	618,501
2,000,000		Sinclair Television Group, Inc. - 144A			5.500	3/1/2030	2,048,700
1,000,000		Sirius XM Radio, Inc. - 144A			4.625	7/15/2024	1,038,960
1,100,000		Sirius XM Radio, Inc. - 144A			5.000	8/1/2027	1,157,035
1,000,000		Sirius XM Radio, Inc. - 144A			5.500	7/1/2029	1,078,000
500,000		TEGNA, Inc. - 144A			4.625	3/15/2028	503,437
2,500,000		TEGNA, Inc. - 144A			5.000	9/15/2029	2,534,375
1,200,000		TEGNA, Inc.			6.375	10/15/2023	1,227,660
600,000		Videotron Ltd. - 144A			5.125	4/15/2027	630,017
1,250,000		Virgin Media Secured Finance PLC - 144A			5.500	5/15/2029	1,317,938
1,000,000		Ziggo BV - 144A			4.875	1/15/2030	1,032,090
1,200,000		Ziggo BV - 144A			5.500	1/15/2027	1,274,220
							81,345,891
		MINING - 0.2%
700,000		Alcoa Nederland Holding BV - 144A			7.000	9/30/2026	759,955
2,000,000		FMG Resources August 2006 Pty Ltd. - 144A			4.500	9/15/2027	2,031,200
600,000		FMG Resources August 2006 Pty Ltd. - 144A (a)			5.125	5/15/2024	636,501
1,400,000		Freeport-McMoRan, Inc.			4.550	11/14/2024	1,481,669
2,000,000		Freeport-McMoRan, Inc. (a)			5.000	9/1/2027	2,073,800
1,000,000		Freeport-McMoRan, Inc. (a)			5.250	9/1/2029	1,061,850
250,000		Novelis Corp. - 144A			4.750	1/30/2030	251,569
977,000		Novelis Corp. - 144A			5.875	9/30/2026	1,037,889
							9,334,433

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		MISCELLANEOUS MANUFACTURING - 0.8%
1,500,000		Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. - 144A			12.250	11/15/2026	$ 1,555,314
1,000,000		Gates Global LLC / Gates Corp. - 144A			6.250	1/15/2026	1,029,185
15,900,000		General Electric Co., 3 mo. LIBOR + 0.800% **			2.631	4/15/2020	15,912,428
12,242,000		General Electric Co.			5.550	5/4/2020	12,349,199
12,500,000		Textron, Inc., 3 mo. LIBOR + 0.550% **			2.451	11/10/2020	12,500,678
							43,346,804
		OFFICE/BUSINESS EQUIPMENT- 0.0%
250,000		CDW LLC / CDW Finance Corp.			4.250	4/1/2028	260,775
800,000		Xerox Corp.			4.125	3/15/2023	829,992
							1,090,767
		OIL & GAS - 2.5%
900,000		Aker BP ASA - 144A			4.750	6/15/2024	938,088
1,300,000		Antero Resources Corp. (a)			5.125	12/1/2022	1,123,564
1,500,000		Antero Resources Corp.			5.375	11/1/2021	1,435,230
750,000		Archrock Partners LP / Archrock Partners Finance Corp. - 144A			6.250	4/1/2028	773,438
1,800,000		Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A			10.000	4/1/2022	1,768,488
10,000,000		BP Capital Markets PLC, 3 mo. LIBOR + 0.250% **			2.159	11/24/2020	10,021,362
3,000,000		Baytex Energy Corp. - 144A			8.750	4/1/2027	2,928,750
10,000,000		CNX Resources Corp. - 144A (a)			7.250	3/14/2027	8,283,250
2,500,000		CVR Energy, Inc. - 144A			5.250	2/15/2025	2,476,250
1,500,000		CVR Energy, Inc. - 144A			5.750	2/15/2028	1,472,250
700,000		Callon Petroleum Co.			6.375	7/1/2026	663,493
629,000		Chesapeak Energy Corp. - 144A			11.500	1/1/2025	507,729
28,000,000		Chevron Corp., 3 mo. LIBOR + 0.950% **			2.854	5/16/2021	28,315,674
1,000,000		Citgo Holding, Inc. - 144A			9.250	8/1/2024	1,072,500
1,200,000		CrownRock LP / CrownRock Finance, Inc. - 144A			5.625	10/15/2025	1,213,632
1,400,000		Denbury Resources, Inc. - 144A			9.000	5/15/2021	1,319,150
200,000		Diamond Offshore Drilling, Inc. (a)			7.875	8/15/2025	163,750
5,000,000		Diamondback Energy, Inc.			3.250	12/1/2026	5,126,406
7,000,000		Diamondback Energy, Inc.			3.500	12/1/2029	7,096,250
1,200,000		Diamondback Energy, Inc.			5.375	5/31/2025	1,255,268
500,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A			5.750	1/30/2028	520,925
900,000		Hilcorp Energy I LP / Hilcorp Finance Co. - 144A			5.000	12/1/2024	821,624
2,000,000		Laredo Petroleum, Inc.			9.500	1/15/2025	1,822,500
1,000,000		Laredo Petroleum, Inc.			10.125	1/15/2028	894,850
2,000,000		MEG Energy Corp. - 144A			6.500	1/15/2025	2,096,250
1,000,000		MEG Energy Corp. - 144A			7.125	2/1/2027	992,810
1,200,000		Matador Resources Co.			5.875	9/15/2026	1,177,590
2,000,000		Moss Creek Resources Holdings, Inc. - 144A			10.500	5/15/2027	1,605,695
2,000,000		Murphy Oil Corp.			5.875	12/1/2027	2,052,500
250,000		Nabors Industries, Inc. - 144A			7.250	1/15/2026	250,338
250,000		Nabors Industries, Inc. - 144A			7.500	1/15/2028	248,125
1,100,000		Oasis Petroleum, Inc. - 144A (a)			6.250	5/1/2026	842,215
17,500,000		Occidental Petroleum Corp., 3 mo. LIBOR + 1.250% **			3.155	8/13/2021	17,597,359
1,000,000		PBF Holding Co. LLC / PBF Finance Corp. - 144A			6.000	2/15/2028	1,025,100
1,300,000		Parsley Energy LLC / Parsley Finance Corp. - 144A			5.625	10/15/2027	1,370,655
4,819,000		Phillips 66, 3 mo. LIBOR + 0.750% - 144A **			2.581	4/15/2020	4,821,397
700,000		QEP Resources, Inc.			5.250	5/1/2023	673,750
1,500,000		Range Resources Corp. - 144A			9.250	2/1/2026	1,330,598
1,105,000		SM Energy Co.			5.625	6/1/2025	1,003,246
900,000		Seven Generations Energy Ltd. - 144A			6.875	6/30/2023	931,433
800,000		Sunoco LP / Sunoco Finance Corp.			4.875	1/15/2023	823,332
500,000		Transocean, Inc. - 144A			7.250	11/1/2025	472,495
2,500,000		Transocean, Inc. - 144A			8.000	2/1/2027	2,330,125
1,252,500		Transocean Guardian Ltd. - 144A			5.875	1/15/2024	1,282,234
1,335,000		Transocean Pontus Ltd. - 144A			6.125	8/1/2025	1,378,374
900,000		USA Compression Partners LP / USA Compression Finance Corp. - 144A			6.875	4/1/2026	937,686
1,000,000		WPX Energy, Inc.			4.500	1/15/2030	1,007,470
500,000		WPX Energy, Inc.			5.250	10/15/2027	523,425
400,000		WPX Energy, Inc.			5.750	6/1/2026	419,929
							129,208,552

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		PACKAGING & CONTAINERS - 0.5%
1,500,000		ARD Finance SA - 144A			6.500	6/30/2027	$ 1,551,375
200,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A			4.125	8/15/2026	206,125
1,200,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A (a)			5.250	8/15/2027	1,260,720
800,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A			6.000	2/15/2025	838,000
900,000		Ball Corp.			4.875	3/15/2026	987,165
600,000		Ball Corp.			5.250	7/1/2025	673,251
1,700,000		Berry Global, Inc. - 144A			4.875	7/15/2026	1,779,434
600,000		Berry Global, Inc.			5.125	7/15/2023	612,006
261,000		Berry Global, Inc.			6.000	10/15/2022	266,301
1,000,000		Cascades, Inc. / Cascades U.S.A., Inc. - 144A			5.125	1/15/2026	1,035,000
500,000		Cascades, Inc. / Cascades U.S.A., Inc. - 144A			5.375	1/15/2028	518,600
600,000		Crown Americas LLC / Crown Americas Capital Corp. VI			4.750	2/1/2026	623,519
700,000		Flex Acquisition Co., Inc. - 144A			7.875	7/15/2026	712,126
1,000,000		Graphics Packaging International LLC - 144A			4.750	7/15/2027	1,082,848
1,000,000		LABL Escrow Issuer LLC - 144A			6.750	7/15/2026	1,075,904
1,000,000		LABL Escrow Issuer LLC - 144A			10.500	7/15/2027	1,052,323
1,600,000		Mauser Packaging Solutions Holding Co. - 144A			5.500	4/15/2024	1,652,736
888,000		Mauser Packaging Solutions Holding Co. - 144A			7.250	4/15/2025	885,771
700,000		Owens-Brockway Glass Container, Inc. - 144A (a)			5.875	8/15/2023	750,460
800,000		Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A			5.125	7/15/2023	818,076
2,000,000		Sealed Air Corp. - 144A			4.000	12/1/2027	2,015,000
900,000		Sealed Air Corp. - 144A			5.125	12/1/2024	974,250
3,000,000		Trident TPI Holdings, Inc. - 144A			9.250	8/1/2024	3,053,745
1,900,000		Trivium Packaging Finance BV - 144A			5.500	8/15/2026	2,005,686
							26,430,421
		PHARMACEUTICALS - 4.8%
34,080,000		AbbVie, Inc., 3 mo. LIBOR + 0.350% - 144A ** (a)			2.245	5/21/2021	34,163,294
35,000,000		AbbVie, Inc., 3 mo. LIBOR + 0.460% - 144A **			2.355	11/19/2021	35,124,633
16,000,000		AbbVie, Inc.			2.500	5/14/2020	16,020,202
1,100,000		Bausch Health Americas, Inc. - 144A			8.500	1/31/2027	1,246,410
3,000,000		Bausch Health Cos, Inc. - 144A			5.000	1/30/2028	3,045,000
3,000,000		Bausch Health Cos, Inc. - 144A			5.250	1/30/2030	3,063,750
2,000,000		Bausch Health Cos, Inc. - 144A			6.125	4/15/2025	2,061,410
1,300,000		Bausch Health Cos, Inc. - 144A			7.000	1/15/2028	1,410,487
800,000		Bausch Health Cos, Inc. - 144A			7.000	3/15/2024	831,028
250,000		Bausch Health Cos, Inc. - 144A			7.250	5/30/2029	282,265
900,000		Bausch Health Cos, Inc. - 144A			9.000	12/15/2025	1,018,125
25,000,000		Bayer U.S. Finance II LLC, 3 mo. LIBOR + 0.630% - 144A **			2.577	6/25/2021	25,118,823
19,950,000		Becton Dickinson and Co., 3 mo. LIBOR + 0.875% - **			2.836	12/29/2020	19,960,649
5,000,000		Bristol-Myers Squibb Co., 3 mo. LIBOR + 0.200% - 144A **			2.104	11/16/2020	5,006,771
24,208,000		CVS Health Corp., 3 mo. LIBOR + 0.720% **			2.605	3/9/2021	24,355,989
10,000,000		Cigna Corp., 3 mo. LIBOR + 0.350% **			2.250	3/17/2020	10,004,688
52,948,000		Cigna Corp., 3 mo. LIBOR + 0.650% **			2.550	9/17/2021	52,954,186
700,000		Elanco Animal Health, Inc.			4.900	8/28/2028	805,062
1,200,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A			6.000	2/1/2025	834,372
6,350,000		Express Scripts Holding Co., 3 mo. LIBOR + 0.750% **			2.664	11/30/2020	6,351,431
250,000		Horizon Pharma USA, Inc. - 144A			5.500	8/1/2027	267,038
900,000		Par Pharmaceutical, Inc. - 144A			7.500	4/1/2027	918,023
389,000		Teva Pharmaceutical Finance Netherlands III BV			2.200	7/21/2021	382,511
1,700,000		Teva Pharmaceutical Finance Netherlands III BV			2.800	7/21/2023	1,584,255
2,400,000		Teva Pharmaceutical Finance Netherlands III BV			3.150	10/1/2026	2,054,940
1,000,000		Teva Pharmaceutical Finance Netherlands III BV - 144A (a)			7.125	1/31/2025	1,054,605
							249,919,947
		PIPELINES - 1.8%
3,000,000		Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A			5.750	1/15/2028	2,340,675
1,200,000		Blue Racer Midstream LLC / Blue Racer Finance Corp. - 144A			6.125	11/15/2022	1,174,656
700,000		Cheniere Corpus Christi Holdings LLC			5.875	3/31/2025	795,049
2,000,000		Cheniere Energy Partners LP - 144A			4.500	10/1/2029	2,038,700
900,000		Cheniere Energy Partners LP			5.625	10/1/2026	944,438
4,000,000		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A			5.625	5/1/2027	4,035,300
500,000		DCP Midstream Operating LP			5.125	5/15/2029	528,425
800,000		DCP Midstream Operating LP			5.375	7/15/2025	875,088
800,000		Genesis Energy LP / Genesis Energy Finance Corp.			6.250	5/15/2026	766,182
1,300,000		Genesis Energy LP / Genesis Energy Finance Corp.			6.750	8/1/2022	1,323,758
2,100,000		Global Partners LP / GLP Finance Corp. - 144A			7.000	8/1/2027	2,271,985
2,000,000		Hess Midstream Operations LP - 144A			5.125	6/15/2028	2,066,960
250,000		Holly Energy Partners LP / Holly Energy Finance Corp. - 144A			5.000	2/1/2028	254,454
16,501,000		Kinder Morgan Energy Partners LP			6.500	4/1/2020	16,613,385
45,000,000		MPLX LP, 3 mo. LIBOR + 0.900% **			2.785	9/9/2021	45,170,352
1,300,000		NGL Energy Partners LP / NGL Energy Finance Corp.			7.500	11/1/2023	1,299,597
1,000,000		NGL Energy Partners LP / NGL Energy Finance Corp. - 144A			7.500	4/15/2026	972,372
700,000		NuStar Logistics LP			6.000	6/1/2026	737,852
8,000,000		Spectra Energy Partners LP, 3 mo. LIBOR + 0.700% **			2.591	6/5/2020	8,016,644
700,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A			5.500	1/15/2028	701,626
800,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.			5.000	1/15/2028	815,858
1,500,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A			5.500	3/1/2030	1,548,900
800,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.			6.500	7/15/2027	874,000
700,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.			6.875	1/15/2029	773,062
							96,939,318

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		REAL ESTATE - 0.1%
1,600,000		Howard Hughes Corp. - 144A			5.375	3/15/2025	$ 1,651,984
1,500,000		Kennedy-Wilson, Inc.			5.875	4/1/2024	1,533,735
							3,185,719
		REITS - 0.3%
900,000		Brookfield Property REIT, Inc. / BPR Cumulus LLC / BRP Nimbus LLC / GGSI Sellco LLC - 144A			5.750	5/15/2026	940,774
500,000		ESH Hospitality, Inc. - 144A			5.250	5/1/2025	513,543
1,500,000		HAT Holdings I LLC / HAT Holdings II LLC - 144A			5.250	7/15/2024	1,578,128
2,000,000		iStar, Inc.			4.250	8/1/2025	2,015,000
800,000		iStar, Inc.			4.750	10/1/2024	833,668
600,000		Iron Mountain, Inc. - 144A			4.375	6/1/2021	603,600
1,500,000		Iron Mountain, Inc. - 144A			4.875	9/15/2029	1,533,633
1,000,000		Iron Mountain, Inc. - 144A			5.250	3/15/2028	1,046,850
770,000		Iron Mountain, Inc.			5.750	8/15/2024	778,847
800,000		Iron Mountain, Inc.			6.000	8/15/2023	818,668
2,000,000		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. - 144A			4.250	2/1/2027	1,998,520
600,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.			5.625	5/1/2024	655,725
1,536,000		MPT Operating Partnership LP / MPT Finance Corp.			5.000	10/15/2027	1,618,522
600,000		MPT Operating Partnership LP / MPT Finance Corp.			6.375	3/1/2024	620,118
250,000		SBA Communications Corp. - 144A			3.875	2/15/2027	254,063
700,000		Starwood Property Trust, Inc.			3.625	2/1/2021	704,655
700,000		VICI Properties LP / VICI Note Co., Inc. (a)			8.250	10/15/2023	568,750
500,000		VICI Properties LP / VICI Note Co., Inc. - 144A			3.500	2/15/2025	508,557
500,000		VICI Properties LP / VICI Note Co., Inc. - 144A			3.750	2/15/2027	503,437
500,000					4.125	8/15/2030	507,337
							18,602,395
		RETAIL - 1.7%
2,000,000		1011778 BC ULC / New Red Finance, Inc. - 144A			3.875	1/15/2028	2,016,400
900,000		1011778 BC ULC / New Red Finance, Inc. - 144A			4.250	5/15/2024	921,002
1,700,000		1011778 BC ULC / New Red Finance, Inc. - 144A			5.000	10/15/2025	1,757,435
500,000		Beacon Roofing Supply, Inc. - 144A			4.500	11/15/2026	514,375
1,200,000		Beacon Roofing Supply, Inc. - 144A			4.875	11/1/2025	1,196,142
600,000		eG Global Finance PLC - 144A			8.500	10/30/2025	637,251
700,000		Golden Nugget, Inc. - 144A			6.750	10/15/2024	721,133
400,000		JC Penney Corp, Inc. - 144A			8.625	3/15/2025	225,166
2,300,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A			5.000	6/1/2024	2,370,921
700,000		L Brands, Inc.			7.500	6/15/2029	753,358
1,500,000		Lithia Motors, Inc. - 144A			4.625	12/15/2027	1,537,500
71,650,000		McDonalds Corp., 3 mo. LIBOR + 0.430% **			2.225	10/28/2021	72,005,016
1,000,000		Murphy Oil U.S.A, Inc.			4.750	9/15/2029	1,046,850
1,200,000		PetSmart, Inc. - 144A			7.125	3/15/2023	1,198,500
534,000		PetSmart, Inc. - 144A (a)			8.875	6/1/2025	550,020
1,000,000		QVC, Inc.			4.750	2/15/2027	1,010,681
1,300,000		Staples, Inc. - 144A			7.500	4/15/2026	1,334,156
1,000,000		Staples, Inc. - 144A (a)			10.750	4/15/2027	1,018,150
250,000		Yum! Brands, Inc. - 144A			4.750	1/15/2030	267,650
							91,081,706
		SEMICONDUCTORS - 0.3%
10,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A			3.125	4/15/2021	10,145,185
4,500,000		Intel Corp, 3 mo. LIBOR + 0.080% **			1.981	5/11/2020	4,501,015
500,000		Quorvo, Inc. - 144A			4.375	10/15/2029	523,438
984,000		Sensata Technologies U.K. Financing Co. PLC - 144A			6.250	2/15/2026	1,035,168
							16,204,806
		SOFTWARE - 0.5%
700,000		CDK Global, Inc.			4.875	6/1/2027	735,894
400,000		CDK Global, Inc.			5.875	6/15/2026	425,740
1,000,000		Castle U.S. Holding Corp. - 144A			9.500	2/15/2028	1,000,000
600,000		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. - 144A			5.750	3/1/2025	612,582
400,000		Dun & Bradstreet Corp. - 144A			10.250	2/15/2027	459,260
250,000		Fair Isaac Corp. - 144A			4.000	6/15/2028	255,000
900,000		IQVIA, Inc. - 144A			5.000	10/15/2026	943,715
1,000,000		IQVIA, Inc. - 144A			5.000	5/15/2027	1,057,362
800,000		Infor U.S., Inc.			6.500	5/15/2022	807,424
1,000,000		MSCI, Inc. - 144A			4.000	11/15/2029	1,023,100
700,000		Open Text Corp. - 144A			5.875	6/1/2026	740,670
500,000		PTC, Inc. - 144A			3.625	2/15/2025	505,625
500,000		PTC, Inc. - 144A			4.000	2/15/2028	506,250
1,170,000		Rackspace Hosting, Inc. - 144A (a)			8.625	11/15/2024	1,161,225
1,500,000		SS&C Technologies, Inc. - 144A			5.500	9/30/2027	1,589,513
1,100,000		Solera LLC / Solera Finance, Inc. - 144A			10.500	3/1/2024	1,166,919
14,759,000		VMware, Inc.			2.300	8/21/2020	14,797,129
							27,787,408

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 71.0% (continued)
		TELECOMMUNICATIONS - 2.8%
2,200,000		Altice France SA/France - 144A (a)			5.500	1/15/2028	$ 2,250,864
2,700,000		Altice France SA/France - 144A			7.375	5/1/2026	2,880,711
1,200,000		Altice France SA/France - 144A			8.125	2/1/2027	1,343,220
80,000,000		BellSouth LLC - 144A			4.266	4/26/2020	80,413,200
100,000		CenturyLink, Inc. - 144A			4.000	2/15/2027	101,070
714,000		CenturyLink, Inc.			5.800	3/15/2022	753,848
900,000		CenturyLink, Inc. (a)			7.500	4/1/2024	1,017,374
700,000		CommScope, Inc. - 144A			6.000	3/1/2026	735,438
700,000		CommScope, Inc. - 144A			8.250	3/1/2027	720,545
1,000,000		CommScope Technologies LLC - 144A			6.000	6/15/2025	960,000
1,600,000		Connect Finco SARL / Connect US Finco LLC - 144A			6.750	10/1/2026	1,696,000
2,100,000		Frontier Communications Corp.			7.625	4/15/2024	971,250
2,400,000		Frontier Communications Corp.			11.000	9/15/2025	1,105,500
700,000		Hughes Satellite Systems Corp.			6.625	8/1/2026	776,368
1,400,000		Inmarsat Finance PLC - 144A			4.875	5/15/2022	1,420,125
1,200,000		Intelsat Connect Finance SA - 144A (a)			9.500	2/15/2023	615,000
1,500,000		Intelsat Jackson Holdings SA - 144A			8.500	10/15/2024	1,263,128
1,300,000		Intelsat Jackson Holdings SA - 144A (a)			9.750	7/15/2025	1,110,961
800,000		Intrado Corp. - 144A (a)			8.500	10/15/2025	638,000
3,000,000		Level 3 Financing, Inc. - 144A			4.625	9/15/2027	3,088,110
1,300,000		Level 3 Financing, Inc.			5.375	5/1/2025	1,344,961
622,000		Qwest Corp.			6.750	12/1/2021	666,902
1,200,000		Sprint Communications, Inc.			6.000	11/15/2022	1,241,136
1,290,000		Sprint Corp.			7.125	6/15/2024	1,335,066
868,000		Sprint Corp.			7.250	9/15/2021	911,895
2,000,000		Sprint Corp. - 144A			7.250	2/1/2028	1,982,500
800,000		Sprint Corp.			7.625	2/15/2025	837,000
800,000		Sprint Corp.			7.625	3/1/2026	836,400
2,300,000		Sprint Corp.			7.875	9/15/2023	2,448,293
900,000		Telecom Italia SpA/Milano - 144A			5.303	5/30/2024	983,241
1,100,000		Telefonaktiebolaget LM Ericsson			4.125	5/15/2022	1,142,310
2,000,000		Telesat Canada / Telesat LLC - 144A			4.875	6/1/2027	2,059,700
1,800,000		T-Mobile USA, Inc.			4.500	2/1/2026	1,854,504
800,000		T-Mobile USA, Inc.			4.750	2/1/2028	852,480
600,000		T-Mobile USA, Inc.			6.000	3/1/2023	612,219
1,000,000		T-Mobile USA, Inc.			6.000	4/15/2024	1,031,865
900,000		T-Mobile USA, Inc.			6.500	1/15/2026	961,470
20,267,000		Verizon Communicatins, Inc., 3 mo. LIBOR + 0.550% ** (a)			2.449	5/22/2020	20,296,886
600,000		ViaSat, Inc. - 144A			5.625	9/15/2025	611,571
							145,871,111
		TOYS/GAMES/HOBBIES - 0.1%
2,000,000		Mattel, Inc. - 144A			5.875	12/15/2027	2,106,000
1,000,000		Mattel, Inc. - 144A			6.750	12/31/2025	1,074,585
							3,180,585
		TRANSPORTATION - 0.0%
1,900,000		Navios Maritime Holdings, Inc. / Navios Maritime Finance II U.S., Inc. - 144A			7.375	1/15/2022	973,750

		TOTAL CORPORATE BONDS (Cost - $3,706,302,791)					3,727,416,949

		MUNICIPAL BONDS & NOTES - 4.8%
		ARIZONA - 0.2%
8,140,000		Northern Arizona University			6.687	6/1/2039	8,268,083

		CALIFORNIA - 0.8%
10,000,000		Los Angeles Department of Water & Power Systems Revenue			7.000	7/1/2041	10,762,450
10,350,000		Metropolitan Water District of Southern California			6.947	7/1/2040	10,577,079
14,350,000		San Francisco City & County Airport Comm-San Francisco International Airport			5.000	5/1/2046	17,026,849
5,385,000		State of California			7.700	11/1/2030	5,628,483
							43,994,861
		GEORGIA - 0.2%
9,160,000		Gainesville & Hall County Hospital Authority			5.250	8/15/2049	10,727,963

		ILLINOIS - 0.1%
1,250,000		Metropolitan Pier & Exposition Authority			5.000	6/15/2050	1,503,150
2,000,000		State of Illinois			5.727	4/1/2020	2,010,370
							3,513,520

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS & NOTES - 4.8% (continued)
		MASSACHUSETTS - 0.3%
14,000,000		Massachusetts School Building Authority			5.000	2/15/2049	$ 16,746,030

		NEW JERSEY- 0.0%
1,460,000		New Jersey Transportation Trust Fund Authority			6.104	12/15/2028	1,514,787

		NEW YORK - 3.0%
4,390,000		City of New York			6.246	6/1/2035	4,451,833
14,000,000		Metropolitan Transportation Authority			5.000	11/15/2045	16,236,360
29,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue			5.000	2/1/2043	35,132,630
18,485,000		New York City Transitional Finance Authority Future Tax Secured Revenue			5.000	8/1/2045	22,575,268
13,295,000		New York City Transitional Finance Authority Future Tax Secured Revenue			6.267	8/1/2039	13,341,399
16,500,000		New York City Water & Sewer System			5.790	6/15/2041	16,755,173
1,630,000		New York City Water & Sewer System			6.124	6/15/2042	1,656,039
5,870,000		New York City Water & Sewer System			6.124	6/15/2042	5,967,501
20,585,000		New York City Water & Sewer System			6.282	6/15/2042	21,416,943
18,245,000		New York State Urban Development Corp			3.900	3/15/2033	20,177,966
							157,711,112
		NORTH CAROLINA - 0.1%
4,020,000		City of Winston-Salem NC Water & Sewer System Revenue			5.294	6/1/2034	4,066,873

		PENNSYLVANIA - 0.1%
4,000,000		Colonial School District			5.000	2/15/2044	4,846,980

		TOTAL MUNICIPAL BONDS & NOTES (Cost - $246,311,433)					251,390,209

		U.S. TREASURY OBLIGATIONS - 3.1%
15,000,000		United States Treasury Bill			0.000	2/4/2020	14,999,428
140,000,000		United States Treasury Bill			0.000	2/18/2020	139,901,825
5,000,000		United States Treasury Notes			2.375	5/15/2029	5,375,195
		TOTAL U.S. TREASURY OBLIGATIONS (Cost - $159,999,892)					160,276,448

		SHORT-TERM INVESTMENTS - 12.9%
		CERTIFICATES OF DEPOSITS - 0.8%
		BANKS - 0.8%
40,000,000		Toronto-Dominion Bank, New York, SOFR + 0.420% **			2.000	9/30/2020	39,999,720
		TOTAL CERTIFICATES OF DEPOSITS (Cost - $40,000,000)

		COMMERCIAL PAPER - 0.7%
		AUTO MANUFACTURERS - 0.7%
20,000,000		Ford Motor Credit Co.			0.000	3/24/2020	19,924,122
20,000,000		Ford Motor Credit Co.			0.000	7/31/2020	19,728,719
		TOTAL COMMERCIAL PAPER (Cost $39,634,556)					39,652,841
Shares
		MONEY MARKET FUNDS - 9.5%
301,472,044		Dreyfus Cash Management - Institutional Shares, 1.72% +					301,622,780
97,909,598		Goldman Sachs Financial Square Money Market Fund - FST Shares, 1.71% +					97,968,344
98,020,017		JPMorgan Prime Money Market Fund - Capital Shares, 1.69% +					98,059,225
		TOTAL MONEY MARKET FUNDS (Cost - $497,436,362)					497,650,349

		REPURCHASE AGREEMENTS - 1.9%
100,000,000		Fixed Income Clearing Corp., dated 1/31/2020, repurchase price $100,000,000 value at maturity including					100,000,000
		interest earned $100,013,167 (Collateralized by U.S. Treasury Note $101,653,000, 1.625%, 6/30/2021;
		aggregate market value plus accrued interest $102,000,036)
		TOTAL REPURCHASE AGREMENTS (Cost - $100,000,000)

		TOTAL SHORT-TERM INVESTMENTS (Cost - $677,070,918)					677,302,910

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Contracts ^							Value
		OPTIONS PURCHASED* - 0.6%
		CALL OPTIONS PURCHASED - 0.6%		Strike Price	Expiration	Notional Amount
9,000		10-Year U.S. Treasury Note Futures		$ 130.00	March-20	$ 1,170,000,000	$ 15,890,625
5,000		10-Year U.S. Treasury Note Futures		130.50	March-20	652,500,000	6,796,875
8,014		10-Year U.S. Treasury Note Futures		132.00	March-20	1,057,848,000	4,007,000
3,277		U.S. Treasury Long Bond Futures		163.00	March-20	534,151,000	5,837,156
1,000		U.S. Treasury Long Bond Futures		164.00	March-20	164,000,000	1,312,500
		TOTAL OPTIONS PURCHASED (Cost $10,459,527)					33,844,156	(e)
Shares
		COLLATERAL FOR SECURITIES LOANED - 0.9%
46,972,314		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 1.48% + (b)					46,972,314
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $46,972,314)

		TOTAL INVESTMENTS - 103.1% (Cost - $5,363,912,395)					$ 5,413,979,199
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1) %					(165,694,220)
		NET ASSETS - 100.0%					$ 5,248,284,979

ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
* Non-income producing.
** Variable rate security. Interest rate is as of January 31, 2020.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $1,192,897,068 or 22.7% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $109,680,213 at January 31, 2020.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $65,058,498.
(c) Amount subject to credit contracts risk.
(d) Amount subject to equity contracts risk.
(e) Amount subject to interest rate contracts risk.

FUTURES CONTRACTS
Number of Long Contracts		Open Long Future Contracts	Expiration	Notional Value at January 31, 2020			Unrealized Appreciation
1,865		5-Year U.S. Treasury Note Futures	March-20	$ 224,396,800			$ 2,500,189	(e)
1,085		S&P 500 E-Mini Futures	March-20	3,498,040,000			117,875	(d)
		TOTAL LONG FUTURE CONTRACTS					$ 2,618,064

Number of Short Contracts		Open Short Future Contracts	Expiration	Notional Value at January 31, 2020			Unrealized (Depreciation)
(14,475)		10-Year U.S. Treasury Note Futures	March-20	$ (1,905,720,600)			$ (14,263,066)	(e)
(2,563)		U.S. Treasury Long Bond Futures	March-20	(419,129,953)			(4,422,147)	(e)
		TOTAL SHORT FUTURES CONTRACTS					$ (18,685,213)

		TOTAL FUTURES CONTRACTS					$ (16,067,149)

TOTAL RETURN SWAPS
Notional Amount at January 31, 2020	Number of Shares	Reference Entity	Interest Rate Payable (1)		Termination Date	Counterparty	Unrealized Appreciation
$ 300,000,000	1,000,167	iShare iBoxx High Yield Corporate Bond ETF	1 Mth USD LIBOR		3/20/2020	GS	$ 2,176,777	(c)
GS - Goldman Sachs International
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (3)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION (1)
Reference Entity	Counterparty	Termination Date	Interest Rate Receivable	Notional Value at January 31, 2020	Fair Value	Upfront Premiums Received	Unrealized (Depreciation)
General Electric Company	GS	6/20/2020	1.00%	$ 28,000,000	$ (111,844)	$ (21,298)	$ (90,546)	(c)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2020	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 33	GS	12/21/2024	5.00%	$ 2,207,700,000	$ 198,975,091	$ 155,598,789	$ 43,376,302	(c)
CDX North American High Yield Series 33	MS	12/21/2024	5.00%	163,350,000	14,722,372	14,328,348	394,024	(c)
					$ 213,697,463	$ 169,927,137	$ 43,770,326

TOTAL OPEN CREDIT DEFAULT SWAP					$ 213,585,619	$ 169,905,839	$ 43,679,780

TOTAL SWAP APPRECIATION							$ 45,856,557

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.1%
	AEROSPACE/DEFENSE- 3.7%
1,500,000	Spirit AeroSystems Inc., 3 mo. LIBOR + 0.800% **	2.694	6/15/2021	$ 1,490,398
1,378,000	United Technologies Corp., 3 mo. LIBOR + 0.650% **	2.554	8/16/2021	1378271
				2,868,669
	AIRLINES - 3.3%
2,500,000	Delta Air Lines, Inc.	2.875	3/13/2020	2,503,353

	AUTO MANUFACTURERS - 17.2%
1,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	2.238	6/11/2021	1,505,453
2,500,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	2.258	4/12/2021	2,505,867
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.550% - 144A **	2.452	5/4/2021	1,003,263
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	2.810	2/15/2022	1,011,171
1,000,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 1.000% **	4.424	1/7/2021	1,015,073
2,500,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **	2.778	4/13/2020	2,504,064
500,000	Hyundai Capitla America, 3 mo. LIBOR + 0.940% - 144A **	2.812	7/8/2021	501,612
1,680,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **	2.675	11/13/2020	1,687,778
1,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% - 144A **	2.795	9/24/2021	1,513,142
				13,247,423
	BANKS - 18.9%
2,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	2.479	7/21/2021	2,005,471
1,000,000	Barclays Bank PLC, 3 mo. LIBOR + 0.400% **	2.295	8/21/2020	998,000
2,950,000	Citibank NA, SOFR + 0.600% **	2.130	3/13/2021	2,955,921
2,274,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	3.154	4/23/2021	2,305,832
2,000,000	Regions Bank, 3 mo. LIBOR + 0.500% **	2.405	8/13/2021	2,003,627
2,000,000	Synchrony Bank, 3 mo. LIBOR + 0.625% **	2.585	3/30/2020	2,001,834
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	2,253,359
				14,524,044
	BUILDING MATERIALS - 3.8%
1,534,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.650% **	2.549	5/22/2020	1,535,776
1,410,000	Vulcan Materials Co., 3 mo. LIBOR + 0.600% **	2.494	6/15/2020	1,411,769
				2,947,545
	COMPUTERS - 2.0%
1,500,000	Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **	2.567	3/12/2021	1,507,294

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
2,000,000	Capital One Financial Corp., 3 mo. LIBOR + 0.450% **	2.386	10/30/2020	2,004,770

	ELECTRIC - 3.2%
2,476,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	2.331	1/15/2021	2,476,475

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
1,000,000	Molex Electronic Technologies LLC - 144A	2.878	4/15/2020	1,001,025

	FOOD - 9.5%
1,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	2.394	3/16/2020	1,000,255
1,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	2.524	3/15/2021	1,385,860
840,000	Conagra Brands, Inc., 3 mo. LIBOR + 0.500% **	2.378	10/9/2020	841,698
2,768,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	2.383	4/16/2021	2,782,213
756,000	Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **	2.471	2/10/2021	757,471
500,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.345	8/21/2020	500,716
				7,268,213
	HOME BUILDERS - 0.4%
320,000	DR Horton, Inc.	2.550	12/1/2020	321,898

	INSURANCE - 7.1%
175,000	Assurant, Inc., 3 mo. LIBOR + 1.250% **	3.197	3/26/2021	175,019
1,750,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	2.030	5/27/2021	1,751,363
3,500,000	MET Tower Global Funding, SOFR + 0.550% - 144A **	2.099	1/17/2023	3,506,583
				5,432,965
	MISCELLANEOUS MANUFACTURING - 3.3%
2,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	2.451	11/10/2020	2,500,136

	PHARMACEUTICALS - 5.9%
2,515,000	Cigna Corp., 3 mo. LIBOR + 0.650% **	2.550	9/17/2021	2,515,294
2,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	2.605	3/9/2021	2,012,226
				4,527,520

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.1% (continued)
	PIPELINES - 7.8%
1,235,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	$ 1,243,411
1,500,000	MPLX LP, 3 mo. LIBOR + 0.900% **	2.785	9/9/2021	1,505,678
2,230,000	Spectra Energy Partners LP, 3 mo. LIBOR + 0.700% **	2.591	6/5/2020	2,234,640
1,000,000	Williams Cos, Inc.	5.250	3/15/2020	1,003,399
				5,987,128
	REITS - 1.3%
1,000,000	AvalonBay Communities, Inc., 3 mo. LIBOR + 0.430% **	2.261	1/15/2021	1,000,273

	RETAIL - 0.9%
690,000	Dollar Tree, Inc., 3 mo. LIBOR + 0.700% **	2.536	4/17/2020	690,085

	TELECOMMUNICATIONS - 3.9%
3,000,000	BellSouth LLC - 144A	4.266	4/26/2020	3,015,495

	TOTAL CORPORATE BONDS (Cost - $73,662,576)			73,824,311

	MUNICIPAL BONDS & NOTES - 1.3%
	ILLINOIS - 1.3%
1,000,000	State of Illinois	5.727	4/1/2020	1,005,190
	TOTAL MUNICIPAL BONDS & NOTES (Cost - $1,004,265)
Shares
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
1,655,299	Dreyfus Cash Management - Institutional Shares, 1.72% +			1,656,126
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,656,073)

	TOTAL INVESTMENTS - 99.5% (Cost - $76,322,914)			$ 76,485,627
	OTHER ASSETS LESS LIABILITIES - 0.5%			354,481
	NET ASSETS - 100.0%			$ 76,840,108

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partner
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
** Variable rate security. Interest rate is as of January 31, 2020.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $17,497,299 or 22.8% of net assets.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts –  The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at January 31, 2020 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,075,171	$ -	$ -	$ 30,075,171
Mutual Fund	3,282,173	-	-	3,282,173
Short-Term Investments	182,056	-	-	182,056
Collateral For Securities Loaned	5,007,582	-	-	5,007,582
Total	$ 38,546,982	$ -	$ -	$ 38,546,982

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 3,024,824	$ -	$ -	$ 3,024,824
Municipal Bonds & Notes	-	28,929,433	-	28,929,433
Call Options Purchased	-	198,437	-	198,437
U.S. Treasury Obligation	-	1,499,943	-	1,499,943
Short Term Investments	29,600,682	-	-	29,600,682
Total	$ 32,625,506	$ 30,627,813	$ -	$ 63,253,319

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 511,286	$ -	$ -	$ 511,286
Total	$ 511,286	$ -	$ -	$ 511,286

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$ -	$ 2,443,500	$ -	$ 2,443,500
Put Options Purchased	-	4,445,000	-	4,445,000
Short-Term Investments	10,483,307	-	-	10,483,307
Total	$ 10,483,307	$ 6,888,500	$ -	$ 17,371,807

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 29,160	$ -	$ -	$ 29,160
Call Options Written	-	3,065,655	-	3,065,655
Put Options Written	-	2,247,500		2,247,500
Total	$ 29,160	$ 5,313,155	$ -	$ 5,342,315

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Fund	$ 3,255,919	$ -	$ -	$ 3,255,919
Exchange Traded Funds	379,718,217	-	-	379,718,217
Mutual Funds	110,801,136	-	-	110,801,136
Agency Bond	-	23,000,941	-	23,000,941
Corporate Bonds	-	3,727,416,949	-	3,727,416,949
Municipal Bonds & Notes	-	251,390,209	-	251,390,209
U.S. Treasury Obligations	-	160,276,448	-	160,276,448
Short-Term Investments	677,302,910	-	-	677,302,910
Collateral For Securities Loaned	46,972,314	-	-	46,972,314
Options Purchased	-	33,844,156	-	33,844,156
Futures Contracts*	2,618,064	-	-	2,618,064
Open Swap Contracts ^	-	45,947,103		45,947,103
Total	$ 1,220,668,560	$ 4,241,875,806	$ -	$ 5,462,544,366

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 18,685,213	$ -	$ -	$ 18,685,213
Open Swap Contracts ^	-	90,546	-	90,546
Total	$ 18,685,213	$ 90,546	$ -	$ 18,775,759

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Navigator Ultra Short Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 73,824,311	$ -	$ 73,824,311
Municipal Bonds & Notes	-	1,005,190	-	1,005,190
Short-Term Investments	1,656,126		-	1,656,126
Total	$ 1,656,126	$ 74,829,501	$ -	$ 76,485,627

The Funds did not hold any Level 3 securities during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at January 31, 2020.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Duration Neutral Bond Fund currently invests a portion of their assets in Dreyfus Cash Management (Dreyfus). The Fund may redeem its investment from iShares at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of iShares. The financial statements of iShares, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s portolio of investments. As of January 31, 2020, the percentage of the Navigator Duration Neutral Bond Fund’s net assets invested in Dreyfus was 47.4%.

The Navigator Sentry Fund currently invest a portion of their assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s portfolio of investments. As of January 31, 2020, the percentage of the Navigator Sentry Fund’s net assets invested in Milestone was 81.1%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Navigator Equity Hedged Fund	$ 40,979,215	$ 957,382	$ (3,389,615)	$ (2,432,233)
Navigator Duration Neutral Bond Fund	62,243,413	1,041,156	(31,250)	1,009,906
Navigator Sentry Managed Volatility Fund	13,672,736	3,669,911	-	3,669,911
Navigator Tactical Fixed Income Fund	5,518,005,887	56,686,372	(160,713,060)	(104,026,688)
Navigator Ultra Short Bond Fund	76,322,914	171,536	(8,823)	162,713

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/27/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/27/20